Income and Expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Income and Expenses	Income and Expenses
7.1 General Expenses
Cost of Sales
From the year ended December 31, 2022 to the year ended December 31, 2023, cost of sales decreased by €2,395.2 million or 80% from €2,995.0 million to €599.8 million, mainly due to recognizing lower cost of sales from our decreased COVID-19 vaccine sales, which included the share of gross profit that we owe our collaboration partner Pfizer based on our sales. In addition, cost of sales was impacted by expenses arising from inventory write-offs and expenses for production capacities derived from contracts with CMOs that became redundant. The effects were driven by reducing production capacities as well as further fostering the global production network with our collaboration partners during the year ended December 31, 2023. Based on the regulatory approval obtained with respect to our Omicron XBB.1.5-adapted monovalent COVID-19 vaccine during the third quarter of 2023, we reversed the initial write-down of pre-launch inventory recorded in research and development expensed to a maximum of the original cost of €46.9 million. Thereof €27.3 million resulted in cost of sales during the year ended December 31, 2023 as the respective inventory has been either sold or written down. The remainder is presented in inventories as of December 31, 2023 and amounted to €19.6 million. With respect to the year ended December 31, 2022 the amount was nil.
Research and Development Expenses
From the year ended December 31, 2022 to the year ended December 31, 2023, our research and development expenses increased by €246.1 million or 16% from €1,537.0 million to €1,783.1 million, mainly influenced by progressing clinical studies for pipeline candidates as well as by our newly acquired product candidates and the development of variant adapted COVID-19 vaccines. The increase was further driven by an increase in wages, benefits and social security expenses resulting from a significant increase in headcount.
Sales and Marketing Expenses
From the year ended December 31, 2022 to the year ended December 31, 2023, our sales and marketing expenses increased by €3.2 million or 5% from €59.5 million to €62.7 million, mainly due to increased expenses for setup and enhancement of commercial IT platforms and an increase in wages, benefits and social security expenses resulting from an increase in headcount.
General and Administrative Expenses
From the year ended December 31, 2022 to the year ended December 31, 2023, our general and administrative expenses increased by €13.3 million or 3% from €481.7 million to €495.0 million, mainly influenced by increased expenses for IT services as well as by wages, benefits and social security expenses resulting from an increase in headcount.
7.2    Other Operating Expenses

	Years ended December 31,
(in millions €)	2023	2022	2021
Foreign exchange differences, net	252.0	—	—
Loss on derivative instruments at fair value through profit or loss	—	385.5	86.3
Litigation costs(1)	29.4	3.0	9.0
Other	11.6	21.5	8.1
Total	293.0	410.0	103.4
(1)    Adjustments to prior-year figures relate to costs for external legal advice in connection with certain legal litigations from general and administrative expenses to other operating expense to reflect changes in internal reporting also in the external reporting.
During the year ended December 31, 2023, the other expenses increased compared to the year ended December 31, 2022, which was mainly derived from recognizing foreign exchange differences arising on operating items. The foreign exchange differences included in operating expenses primarily arose from valuing our U.S. dollar-denominated trade receivables which were mainly incurred under our COVID-19 collaboration with Pfizer, U.S. dollar-denominated trade payables as well as U.S. dollar-denominated other financial liabilities which mainly relate to obligations incurred from our license agreements.
During the year ended December 31, 2022, the other operating expenses increased compared to the year ended December 31, 2021, mainly from recording the change in fair value of foreign exchange forward contracts that were entered into during the year ended December 31, 2022, to manage some of our transaction exposures but were not designated as hedging instruments under IFRS.
7.3    Other Operating Income

	Years ended December 31,
(in millions €)	2023	2022	2021
Gain on derivative instruments at fair value through profit or loss	67.6	—	5.7
Government grants	2.2	1.4	137.2
Foreign exchange differences, net	—	727.4	446.3
Other	35.2	86.5	9.2
Total	105.0	815.3	598.4
During the year ended December 31, 2023, the other income decreased compared to the year ended December 31, 2022, as foreign exchange differences arising on operating items changed from a positive effect to a negative effect, which is recorded in other operating expenses (see Note 7.2).
During the year ended December 31, 2022, the other income increased compared to the year ended December 31, 2021, which was mainly due to recognizing foreign exchange differences arising on operating items. The foreign exchange differences included in operating income primarily arose from valuing our U.S. dollar-denominated trade receivables which were mainly incurred under our COVID-19 collaboration with Pfizer, U.S. dollar-denominated trade payables as well as U.S. dollar-denominated other financial liabilities which mainly relate to obligations incurred from our license agreements.
7.4    Finance Income

	Years ended December 31,
(in millions €)	2023	2022	2021
Interest income	357.6	48.5	1.5
Fair value adjustments of financial instruments measured at fair value	162.0	216.8	—
Foreign exchange differences, net	—	65.0	66.2
Total	519.6	330.3	67.7
During the year ended December 31, 2023, the finance income increased compared to the year ended December 31, 2022, mainly due to interest income earned on bank deposits and financial securities as well as fair value adjustments in relation to our money market funds.
During the year ended December 31, 2022, the finance income included the final fair value measurement adjustments of the derivative embedded within the convertible note upon the early redemption of the convertible note as of March 1, 2022, the redemption date, as well as interest income from our bank deposits and increased compared to the year ended December 31, 2021.
7.5    Finance Expenses

	Years ended December 31,
(in millions €)	2023	2022	2021
Foreign exchange differences, net	16.0	—	—
Fair value adjustments of financial instruments measured at fair value	—	—	277.8
Other	7.9	18.9	27.3
Total	23.9	18.9	305.1
During the year ended December 31, 2023, the finance expenses increased compared to the year ended December 31, 2022, mainly due to exchange differences derived from our foreign exchange bank deposits and cash accounts.
During the year ended December 31, 2022, the finance expenses decreased compared to the year ended December 31, 2021, mainly due to final settlement of the derivative embedded within the convertible note which led to financial income whereas during the year ended December 31, 2021, expenses in the amount of €277.8 million were derived from the respective fair value measurement adjustment.
7.6    Employee Benefits Expense

	Years ended December 31,
(in millions €)	2023	2022	2021
Wages and salaries	617.8	544.8	345.9
Social security costs	76.7	58.6	31.7
Pension costs	4.1	2.1	1.2
Total	698.6	605.5	378.8
Wages and salaries include, among other things, expenses for share-based payments.